Income Taxes - Changes in Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, Beginning Balance	$ 1,072	$ 1,410
Decrease in prior year unrecognized tax benefits		(447)
Increase in current year unrecognized tax benefits	75	109
Unrecognized tax benefits, Ending Balance	$ 1,147	$ 1,072